Employee benefits (Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices) (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 US Dollar [Member] USD ($)	Jul. 25, 2013 US Dollar [Member] USD ($)	Dec. 31, 2012 US Dollar [Member] USD ($)	Dec. 31, 2011 US Dollar [Member] USD ($)	Dec. 31, 2010 US Dollar [Member] USD ($)	Dec. 31, 2013 Eurodollar [Member] EUR (€)	Jul. 25, 2013 Eurodollar [Member] EUR (€)	Dec. 31, 2012 Eurodollar [Member] EUR (€)	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)	Dec. 31, 2013 1.00-10.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2013 1.00-10.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2013 10.00-15.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2013 10.00-15.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2013 15.00-20.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2013 15.00-20.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2013 20.00-25.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2013 20.00-25.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2013 25.00-30.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2013 1.00-30.00 [Member] US Dollar [Member] USD ($)	Dec. 31, 2013 1.00-25.00 [Member] Eurodollar [Member] EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Range of exercise prices, Lower range (in dollar/euro per share)													$ 1.00	€ 1.00	$ 10.00	€ 10.00	$ 15.00	€ 15.00	$ 20.00	€ 20.00	$ 25.00	$ 1.00	€ 1.00
Range of exercise prices, Upper range (in dollar/euro per share)													$ 10.00	€ 10.00	$ 15.00	€ 15.00	$ 20.00	€ 20.00	$ 25.00	€ 25.00	$ 30.00	$ 30.00	€ 25.00
Options outstanding (in shares)	3,308,502	2,325,088	388,150	346,510	400,400	515,110	686,060	2,920,352	1,876,088	1,924,688	1,319,957	759,463	65,313	2,715	30,265	445,993	128,057	854,171	114,985	1,617,473	49,530	388,150	2,920,352
Options outstanding, contractual life	7 years												5 years 1 month 6 days	3 months 18 days	3 years 7 months 6 days	2 years 8 months 12 days	2 years 2 months 12 days	4 years 6 months	4 years 4 months 24 days	6 years 4 months 24 days	3 years	3 years 6 months	5 years 3 months 18 days
Options outstanding, Weighted average exercise price (in euro/dollar per share)			$ 18.75	$ 21.72	$ 20.94	$ 20.83	$ 20.40	€ 20.22	€ 22.26	€ 22.22	€ 19.08	€ 15.74	$ 6.75	€ 8.32	$ 11.57	€ 12.20	$ 18.88	€ 18.61	$ 22.59	€ 21.57	$ 29.69	$ 18.75	€ 19.26
Options exercisable, Number exercisable (in shares)													46,443	803	21,513	390,318	88,194	112,016	114,985	20,875	29,719	300,853	524,012
Options exercisable, Weighted average exercise price (in euro/dollar per share)													$ 6.90	€ 8.62	$ 11.83	€ 12.11	$ 18.67	€ 16.51	$ 22.59	€ 22.47	$ 29.69	$ 18.95	€ 13.46